Property, Plant and Equipment - Future Financial Leasing Payments for Land, Buildings and Equipment (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 236,628	$ 96,538
Land Buildings And Equipment [member] | 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	9,373	9,078
Land Buildings And Equipment [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	181,804	43,730
Land Buildings And Equipment [member] | Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future Financial Leasing Payments Land, Buildings and Equipment	$ 45,451	$ 43,730